PARENT COMPANY FINANCIAL DATA (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of condensed balance sheets of parent

Condensed Balance Sheets

December 31, 2016
Dollars in thousands
Assets
Cash and demand deposits	$779
Investment in bank subsidiary	37,897
Other assets	12
Total assets	$38,688

Liabilities and shareholders’ equity
Long term subordinated debt	$9,605
Other liabilities	70
Total liabilities	9,675

Shareholders’ equity	29,013
Total liabilities and shareholders’ equity	$38,688

Schedule of condensed statements of operations of parent

Condensed Statements of Operations

December 31, 2016
Dollars in thousands
Income:
Dividends received from subsidiary	$125
Total income	125

Expense
Interest expense	166
Other operating expense	164
Total expense	330
Loss before income taxes and equity in undistributed earnings Of subsidiary	(205)
Income tax benefit	(121)
Loss before equity in undistributed earnings of subsidiary	(84)
Equity in undistributed earnings of subsidiaries	1,425
Net income	1,341
Net income attributable to non-controlling interests	222
Net income available to common shareholders	$1,119

Schedule of condensed statements of cash flows of parent

Statements of Cash Flow

December 31, 2016
Dollars in thousands
Cash flows from operating activities
Net income	$1,341
Adjustments to reconcile net income to net cash used by operating activities:
Equity in undistributed earnings of subsidiary	(1,425)
Increase in other assets	(12)
Increase in other liabilities	67
Net cash used in operating activities	$(29)

Cash flows from investing activities
Investment in subsidiary	$(8,800)
Net cash used in investing activities	$(8,800)

Cash flows from financing activities
Net proceeds from issuance of common stock	3
Issuance of long-term subordinated debt	9,605
Net cash provided by financing activities	$9,608
Net increase in cash and cash equivalents	779
Cash and cash equivalents at beginning of year	—
Cash and cash equivalents at end of year	$779